Group entities (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
JV Inkai Associate [Member]
Disclosure of subsidiaries [line items]
Ownership interest in associates	40.00%	60.00%
Principal place of business of associate	Kazakhstan
Cameco Fuel Manufacturing Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Canada
Cameco Marketing Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	0.00%
Principal place of business of subsidiary	Canada
Cameco Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	US
Power Resources, Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	US
Crow Butte Resources, Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	US
NUKEM, Inc. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	0.00%
Principal place of business of subsidiary	US
NUKEM Investments GmbH [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Germany
Cameco Australia Pty. Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Australia
Cameco Europe Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership interest in subsidiaries	100.00%	100.00%
Principal place of business of subsidiary	Switzerland